Goodwill	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Goodwill
16.	Goodwill
(1)    Goodwill as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	358,443
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.		1,176,274	1,173,382
Other goodwill		110,932	111,469

	￦	3,357,524	2,949,530

(2)    Details of the impairment testing of Goodwill as of December 31, 2020 is as follows:
Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): Cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): Fixed-line telecommunications services;

•	goodwill related to Life & Security Holdings Co., Ltd.(*3): Security services; and

•	other goodwill: Others.

(*1)	Goodwill related to merger of Shinsegi Telecom, Inc.
The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 6.3%(4.9% in prior year) to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of (-)0.2%((-)0.6% in prior year) was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term wireless telecommunication industry growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(*2)	Goodwill related to acquisition of SK Broadband Co., Ltd.
The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 6.9%(5.0% in 2019) to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of 1.0%(1.0% in 2019) was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term fixed-line telecommunication industry growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(*3)	Goodwill related to acquisition of Life & Security Holdings Co., Ltd.
The recoverable amount of the CGU is based on its value in use, which is estimated based on using key assumptions including estimated revenue growth rates, labor costs, annual growth rate applied for the cash flows expected to be incurred after five years (“perpetual growth rate”), and discount rate. The discount rate applied for future cash flows based on financial budgets for the next five years is 7.1% (7.29% in 2019). The estimated revenue growth rates and labor costs are based on past performance, business plans and its expectation of future market changes. In addition, an annual growth rate of 1.0% (1.0% in 2019) was applied for the cash flows expected to be incurred after five years and does not exceed the long-term growth rate in the security service industry. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount as a result of reasonably possible changes to these assumptions.
(3)	Details of the changes in goodwill for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020		2019
Beginning balance	￦	2,949,530	2,938,563
Acquisition(*1)		408,531	30,962
Impairment loss(*2)		(519)	(21,065)
Other		(18)	1,070

Ending balance	￦	3,357,524	2,949,530

(*1)	It consists of goodwill recognized as SK Broadband Co., Ltd., a subsidiary of the Parent Company, merged with Tbroad Co., Ltd. and two other companies and goodwill recognized from ADT CAPS Co., Ltd.’s acquisition of security equipment construction and security services business from SK hystec inc. during the year ended December 31, 2020. (See Note 12)

(*2)	As a result of the impairment test on DREAMUS COMPANY and Incross Co., Ltd., the carrying value of the CGU exceeds the recoverable amount, thus the Group recognized ￦519 million of impairment loss.
As of December 31, 2020 and 2019, accumulated impairment losses are ￦85,764 million and ￦85,245 million, respectively.